UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY

  11788

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 12/31/12

Item 1.  Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2012

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 86.2%
$ 478,645	Loan ID 200129	Fixed	4.625%	3/1/52	$ 313,991
73,077	Loan ID 362949	Fixed	7.940%	1/12/34	61,414
327,185	Loan ID 395138	ARM	6.227%	5/1/51	180,148
193,932	Loan ID 395879	ARM	7.009%	11/1/50	115,098
178,108	Loan ID 395972	Fixed	6.250%	11/1/50	131,675
90,557	Loan ID 396419	Fixed	5.500%	10/1/40	64,287
57,963	Loan ID 396598	Fixed	3.875%	3/28/35	37,699
76,839	Loan ID 396635	Fixed	7.990%	1/1/36	64,337
169,985	Loan ID 404806	Fixed	5.000%	5/1/40	114,978
171,712	Loan ID 405329	Fixed	3.250%	5/1/34	105,688
131,336	Loan ID 405641	Fixed	5.500%	11/1/35	92,907
158,582	Loan ID 409116	Fixed	3.375%	4/1/37	94,277
175,681	Loan ID 410774	Fixed	7.800%	5/1/35	145,587
144,836	Loan ID 410821	Fixed	6.850%	6/1/35	112,523
318,291	Loan ID 411416	ARM	6.267%	7/1/51	174,105
174,282	Loan ID 411620	ARM	6.255%	11/1/50	96,169
235,181	Loan ID 412332	ARM	6.270%	3/1/51	129,067
176,374	Loan ID 412405	Fixed	6.934%	3/1/37	128,735
62,257	Loan ID 486473	Fixed	3.000%	12/1/38	54,867
59,846	Loan ID 486478	Fixed	8.250%	3/1/39	50,833
90,117	Loan ID 486553	ARM	7.798%	3/1/40	49,132
161,489	Loan ID 486554	ARM	8.356%	8/1/37	87,947
28,901	Loan ID 487595	Fixed	11.500%	11/5/33	30,109
73,277	Loan ID 487706	ARM	8.011%	4/1/40	41,614
199,816	Loan ID 487777	ARM	7.651%	3/1/39	105,683
88,282	Loan ID 488003	Fixed	10.000%	1/5/36	84,141
131,704	Loan ID 488151	ARM	7.587%	6/1/39	69,566
283,245	Loan ID 488201	ARM	6.143%	3/1/52	156,125
304,042	Loan ID 488553	ARM	6.245%	11/1/51	166,128
81,650	Loan ID 489176	ARM	7.418%	3/1/40	41,927
61,132	Loan ID 489243	ARM	7.963%	5/1/39	35,438
101,999	Loan ID 489427	ARM	6.041%	2/1/52	56,977
121,524	Loan ID 489713	ARM	8.424%	8/1/39	73,413
135,867	Loan ID 490811	ARM	8.327%	8/1/39	80,420
153,828	Loan ID 490832	ARM	8.173%	8/1/39	89,620
53,785	Loan ID 491735	Fixed	9.800%	7/1/37	50,552
54,672	Loan ID 492139	ARM	8.348%	7/1/37	29,840
290,308	Loan ID 495608	Fixed	7.375%	12/1/37	232,391
103,908	Loan ID 497727	ARM	9.147%	9/1/33	68,735
61,155	Loan ID 497783	Fixed	5.250%	9/1/40	41,145
159,228	Loan ID 497787	Fixed	4.550%	5/1/40	101,380
127,883	Loan ID 497917	Fixed	3.000%	10/1/36	76,461
118,826	Loan ID 497983	ARM	9.206%	6/1/35	70,060
40,337	Loan ID 498150	Fixed	9.200%	3/1/32	36,844
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Principal		Loan Type	Interest Rate	Maturity	Value
$ 30,767	Loan ID 498178	Fixed	8.100%	11/1/32	$ 26,247
96,451	Loan ID 498183	ARM	9.131%	6/1/35	55,778
102,068	Loan ID 498200	ARM	8.849%	10/1/34	62,496
106,100	Loan ID 498227	ARM	8.833%	1/1/35	64,763
156,238	Loan ID 498231	ARM	8.734%	6/1/35	93,055
63,740	Loan ID 586535	Fixed	6.000%	8/1/39	45,733
37,960	Loan ID 586581	Fixed	5.750%	8/1/39	26,712
133,272	Loan ID 586701	Fixed	4.875%	8/1/39	87,600
44,534	Loan ID 586782	Fixed	7.000%	12/1/37	34,701
41,989	Loan ID 586934	Fixed	5.750%	7/1/24	33,809
68,132	Loan ID 587006	Fixed	6.125%	7/1/39	49,376
222,362	Loan ID 587019	Fixed	5.875%	12/1/33	163,814
222,363	Loan ID 587029	Fixed	5.875%	12/1/33	163,815
150,041	Loan ID 587056	ARM	8.648%	2/1/38	88,404
285,357	Loan ID 587090	Fixed	5.750%	12/1/48	191,589
130,856	Loan ID 587092	Fixed	5.625%	12/1/38	91,652
45,492	Loan ID 587098	Fixed	8.000%	7/1/27	39,747
57,373	Loan ID 587217	Fixed	5.500%	8/1/39	39,587
200,477	Loan ID 587265	Fixed	4.875%	4/1/34	141,617
122,097	Loan ID 587363	ARM	6.202%	11/1/51	67,141
76,535	Loan ID 588013	ARM	8.398%	11/1/36	42,140
28,788	Loan ID 589546	Fixed	7.250%	1/1/37	22,826
161,482	Loan ID 589602	Fixed	5.375%	1/1/37	112,359
115,330	Loan ID 589615	ARM	8.946%	9/1/34	72,035
41,128	Loan ID 589687	ARM	8.151%	8/1/36	37,743
320,957	Loan ID 589706	ARM	6.396%	9/1/49	176,526
55,903	Loan ID 589735	ARM	9.822%	4/1/38	39,311
126,679	Loan ID 589786	ARM	0.06313	12/1/50	69,357
124,642	Loan ID 589790	ARM	8.64%	10/1/46	73,601
199,756	Loan ID 589816	ARM	7.561%	10/1/51	119,534
235,641	Loan ID 589896	ARM	8.671%	9/1/37	139,476
460,593	Loan ID 589946	ARM	9.058%	6/1/35	264,426
722,368	Loan ID 590027	Fixed	5.625%	7/1/37	437,032
311,778	Loan ID 590090	ARM	6.343%	2/1/51	169,794
389,137	Loan ID 590099	ARM	8.348%	7/1/37	212,391
85,626	Loan ID 491619	Fixed	2.000%	9/1/37	46,683
271,080	Loan ID 590123	Fixed	3.500%	9/1/37	162,078
277,851	Loan ID 590135	ARM	8.298%	3/1/39	147,650
148,963	Loan ID 590156	ARM	9.207%	6/1/37	88,648
142,181	Loan ID 590219	Fixed	6.875%	9/1/37	110,048
299,244	Loan ID 590221	ARM	8.558%	5/1/36	170,988
122,654	Loan ID 590254	Fixed	3.500%	9/1/37	99,264
198,620	Loan ID 590267	ARM	8.584%	6/1/47	103,839
223,014	Loan ID 590307	ARM	9.603%	8/1/37	147,301
148,352	Loan ID 590318	ARM	7.031%	8/1/49	78,835
497,228	Loan ID 590379	ARM	6.290%	4/1/51	271,984
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Principal		Loan Type	Interest Rate	Maturity	Value
$ 96,789	Loan ID 590427	Fixed	3.500%	8/1/37	$ 57,919
342,065	Loan ID 591373	ARM	8.712%	9/1/37	180,747
96,962	Loan ID 591981	ARM	10.534%	5/1/37	82,282
218,723	Loan ID 593194	ARM	9.028%	7/1/37	124,519
55,016	Loan ID 126337	Fixed	6.750%	8/1/30	43,941
87,120	Loan ID 126732	Fixed	5.630%	7/1/33	63,328
59,353	Loan ID 129395	Fixed	7.000%	1/1/33	47,210
107,714	Loan ID 129538	Fixed	7.000%	11/1/34	85,159
253,698	Loan ID 320758	Fixed	5.750%	1/1/38	180,176
99,690	Loan ID 334584	Fixed	4.100%	6/1/39	62,875
291,212	Loan ID 340040	Fixed	5.000%	1/1/51	206,411
68,382	Loan ID 340504	Fixed	4.000%	12/1/36	42,862
240,733	Loan ID 340675	Fixed	3.309%	9/1/37	141,984
155,509	Loan ID 340809	Fixed	3.375%	3/1/34	95,856
325,667	Loan ID 340862	Fixed	3.130%	1/1/51	200,155
433,500	Loan ID 345712	Fixed	6.375%	6/1/36	323,998
597,981	Loan ID 352912	Fixed	2.000%	11/1/50	329,607
37,473	Loan ID 352924	Fixed	9.000%	8/1/30	33,981
228,102	Loan ID 352991	Fixed	2.750%	6/1/50	135,858
205,990	Loan ID 353021	Fixed	3.250%	1/1/50	127,775
222,651	Loan ID 353175	Fixed	3.875%	10/1/50	144,189
459,569	Loan ID 353194	Fixed	2.625%	10/1/50	269,078
103,915	Loan ID 353226	Fixed	5.875%	12/1/50	74,569
43,772	Loan ID 353742	Fixed	10.375%	1/1/31	42,809
92,048	Loan ID 353816	Fixed	4.000%	10/1/33	61,387
225,487	Loan ID 362949	Fixed	4.250%	2/1/42	136,961
186,852	Loan ID 354110967144	Fixed	4.250%	12/1/42	113,830
82,858	Loan lD 982120605857	Fixed	3.750%	8/1/42	47,494
245,066	Loan ID. 1	Fixed	0.000%	2/1/51	155,445
235,560	Loan ID. 2	Fixed	0.000%	2/1/26	180,910
197,655	Loan ID. 3	Fixed	0.000%	2/1/31	142,055
88,961	Loan 101111101909	Fixed	3.500%	3/1/27	63,225
324,055	Loan ID 200001	Fixed	6.250%	4/1/38	238,601
125,273	Loan ID 200003	Balloon	7.250%	9/1/35	99,905
164,300	Loan ID 200002	ARM IO	2.875%	12/1/35	95,343
324,962	Loan ID 200004	Fixed	7.990%	10/1/36	271,408
175,001	Loan ID 200005	Fixed	4.750%	8/1/39	117,530
256,901	Loan 1108180600	Fixed	3.875%	3/1/42	155,733
	TOTAL MORTGAGE NOTES ( Cost - $13,441,152)				14,104,653

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2012

Shares
	SHORT-TERM INVESTMENTS - 13.1%
	MONEY MARKET FUND - 13.1%
2,139,537	HighMark Diversified Money Market Fund - Fiduciary Shares - 0.02%				$ 2,139,537
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,139,537)

	TOTAL INVESTMENTS - 99.3% ( Cost - $15,580,689) (a)				$ 16,244,190
	OTHER ASSETS LESS LIABILITIES - 0.7%				106,794
	NET ASSETS - 100.0%				$ 16,350,984

+ Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2012.
ARM - Adjustable Rate Mortgage
IO - Interest Only

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $15,580,689 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:					$ 1,307,569
Unrealized depreciation:					(644,068)
Net unrealized appreciation:					$ 663,501

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2012

Security Valuation

Underlying Funds - The Fund may invest in portfolios of open-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to produce market values based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model, that may be necessary are done on a quarterly basis to insure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2012

the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Advisor uses a number of pricing criteria that represent the Advisor’s 30 years of credit and collateral underwriting experience related to mortgage Notes to accurately value the Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 14,104,653	$ 14,104,653
Short-Term Investments	2,139,537	-	-	$ 2,139,537
Total	$ 2,139,537	$ -	$ 14,104,653	$ 16,244,190

There were no transfers between levels during the current period presented.  It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2012

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Vertical Capital Income Fund
Mortgage Notes
Beginning Balance - 10/1/12	$ 8,456,934
Total realized gain (loss)	99,900
Change in unrealized appreciation (depreciation)	507,218
Return of Capital	-
Cost of purchases	5,394,016
Proceeds from paydowns	(483,533)
Amortization	130,118
Accrued interest	-
Net Transfers in/out of Level 3	-
Ending balance - 12/31/12	$ 14,104,653

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at December 31, 2012 is $507,218.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of December 31, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 14,104,653	Comprehensive pricing model with emphasis on discounted cash flows	Credit Quality	1.0%	1.0%
			Collateral Value	5.0%	5.0%
			Collateral Type	2.0%	2.0%
			Occupancy	2.0%	2.0%

The information in these columns is meant to represent a range of the weighting for each unobservable input relative to each investment type. The valuation of the Mortgage Notes, which are the subject of this disclosure, use approximately the same weighting of the unobservable inputs for each Mortgage Note, therefore there is not a "range" and the "weighted average" is approximately the same value as the input percentage.

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Credit quality	Increase	Decrease
Collateral Value	Increase	Decrease
Collateral type (SFR)	Increase	Decrease
Occupancy (Owner OCC)	Increase	Decrease

   SFR – Single Family Residence

   Owner OCC – Owner Occupied

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

2/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

2/27/13

By (Signature and Title)

*/s/ Gustavo A. Altuzarra

       Gustavo A. Altuzarra, Treasurer

Date

2/27/13